SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 3,973	$ 4,024
COVID-19 Pandemic
Disclosure of reclassifications or changes in presentation [line items]
Funding qualified for	91
Several individually immaterial acquisitions
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 50	51
Several individually immaterial acquisitions | Cable
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		37
Several individually immaterial acquisitions | Media
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		$ 14